Share Capital (Details) - Schedule of the status of the company’s warrants - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of The Status Of The Company SWarrants Abstract
Warrants, Warrants outstanding, beginning of year	6,298,839	4,143,247
Weighted average exercise price, Warrants outstanding, beginning of year	$ 2.43	$ 1.23
Warrants, Warrants outstanding, end of year	7,494,506	6,298,839
Weighted average exercise price, Warrants outstanding, end of year	$ 4.43	$ 2.43
Warrants, Granted	3,670,919	4,208,435
Weighted average exercise price, Granted	$ 5.81	$ 3.24
Warrants, Exercised	(2,291,642)	(2,052,843)
Weighted average exercise price, Exercised	$ 1.39	$ 1.62
Warrants, Expired	(183,610)
Weighted average exercise price, Expired	$ 1.67